Other revenues and expenses - Schedule of Cost of Revenue, Operating Expenses, and Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expense By Nature [Line Items]
Losses on disposals of digital assets	$ 6,102	$ 0	$ 0
Share-based payment expenses	3,011	4,090	7,104
Foreign exchange (gains) losses related to hedges of euro	1,110	(494)	692
Wages and salaries	23,972	31,458	28,863
Social security costs and other payroll taxes	6,895	9,270	9,087
Other benefits	112	171	159
Pension costs	(113)	79	(36)
Expense for defined contributions plans	1,199	1,483	1,465
Wages and benefits	33,877	45,068	45,177
Operating expense	126,004	(41,794)	53,978
Digital assets impairment losses	(67,375)	0	0
Included in cost of revenue:
Expense By Nature [Line Items]
Cost of components	7,519	5,846	5,071
Depreciation and impairment	527	289	395
Amortization of intangible assets	170	164	118
Share-based payment expenses	19	84	131
Assembly services, royalties and other	2,754	1,368	1,702
Wages and benefits	1,224	1,341	2,059
Included in operating expenses (income) (between gross profit and operating result):
Expense By Nature [Line Items]
Gain on sale of 4G intangible and tangible assets, net	0	(153,129)	0
Depreciation and impairment	2,197	2,814	4,082
Amortization of intangible assets	2,784	4,145	7,346
Impairment of 5G broadband platform intangible and tangible assets	0	56,633	0
Losses on disposals of digital assets	(6,102)	0	0
Share-based payment expenses	2,992	4,006	6,973
Foreign exchange (gains) losses related to hedges of euro	144	(47)	(180)
Rent, supplies, external services and other, net of capitalization of research and developments costs	14,768	4,147	(257)
Wages and benefits	29,642	39,637	36,014
Digital assets impairment losses	$ 67,375	$ 0	$ 0